INTANGIBLE ASSETS - Reconciliation (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	$ 1,188	$ 1,141
Acquisitions	50	17
Amortization	(9)	(8)
Foreign currency translation	(24)	82
Reclassification to assets held for sale and other	0	(44)
Balance, end of period	$ 1,205	$ 1,188